Note 8 - Intangibles	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
8.	INTANGIBLES

	Software and Web Development	Content Platform	Content Development	Total
Cost, January 1, 2016	$8,631,006	$1,477,112	$1,288,495	$11,396,613
Additions	613,162	-	1,185,525	1,798,687
Effect of foreign exchange	(5,081)	-	-	(5,081)
Cost, December 31, 2016	9,239,087	1,477,112	2,474,020	13,190,219
Cost, December 31, 2017	$9,239,087	$1,477,112	$2,474,020	$13,190,219

Accumulated amortization January 1, 2016	$7,622,225	$1,477,112	$91,532	$9,190,869
Charge for the year	611,865	-	391,620	1,003,485
Effect of foreign exchange	(4,144)	-	-	(4,144)
Accumulated amortization December 31, 2016	8,229,946	1,477,112	483,152	10,190,210
Charge for the year	557,124	-	494,804	1,051,928
Impairment	452,018	-	1,496,064	1,948,082
Accumulated amortization and impairment December 31, 2017	$9,239,088	$1,477,112	$2,474,020	$13,190,219

Net book value, December 31, 2016	$1,009,142	$-	$1,990,868	$3,000,009
Net book value, December 31, 2017 and 2018	$-	$-	$-	$-

The Company began commercial production and sale of its services and products during
2009.
In
2017,
the Company continued to focus on the redesign and upgrade of its ELL Technologies’ suite of products and invested
$Nil
(
2016
-
$1,798,687
). The ELL Technologies’ suite of products includes
five
different products, each designed to suit the needs of different demographic groups. Although the full suite of product is not
yet complete, the Company has started the commercial production and sale of three
of these
five
products.

The Company previously capitalized all development costs related to its software web development, content platform, and content development through to
December 31, 2016.
During the year ended
December 31, 2017,
there was uncertainty with respect to feasibility and profitability of the projects due to sales not
achieving forecast levels and a resulting decline in expected future cash flows from their intended use.  Consequently, the benefit of these development costs may
not
be realized as soon as previously expected and, as such, the costs incurred during the year ended
December 31, 2017
were expensed rather than capitalized as they did
not
meet the criteria for capitalization.  Furthermore, management carried out an impairment test for the unamortized development costs as at
December 31, 2017.
The recoverable amount of the CGU that included these development costs was tested for impairment as discussed in Note
9
– Goodwill.